Cover Page	Mar. 27, 2020
Cover page.
Document Type	8-K
Document Period End Date	Mar. 27, 2020
Entity Registrant Name	GUESS INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-11893
Entity Tax Identification Number	95-3679695
Entity Address, Address Line One	1444 S. Alameda Street
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90021
City Area Code	213
Local Phone Number	765-3100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GES
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0000912463
Amendment Flag	false